Note 7 Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	€ (22,133)	€ (23,294)	€ (20,922)
Allowance account for credit losses of financial assets	23	29	30
Loans and advances to customers	22,111	23,265	20,892
Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(17,524)	(13,271)	(12,802)
Allowance account for credit losses of financial assets	26	20	37
Loans and advances to customers	17,497	13,251	12,765
Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(197,521)	(175,337)	(170,929)
Allowance account for credit losses of financial assets	4,134	4,274	5,495
Loans and advances to customers	193,386	171,063	165,433
Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(186,910)	(177,009)	(163,936)
Allowance account for credit losses of financial assets	7,427	6,946	5,675
Loans and advances to customers	179,483	170,063	158,261
Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(424,087)	(388,912)	(368,588)
Allowance account for credit losses of financial assets	11,611	11,269	11,237
Loans and advances to customers	412,477	377,643	357,351
Stage 1 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(21,982)	(23,105)	(20,582)
Allowance account for credit losses of financial assets	8	9	8
Loans and advances to customers	21,974	23,096	20,574
Stage 1 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(17,040)	(13,072)	(12,548)
Allowance account for credit losses of financial assets	13	9	15
Loans and advances to customers	17,027	13,062	12,533
Stage 1 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(179,727)	(154,519)	(149,501)
Allowance account for credit losses of financial assets	639	517	675
Loans and advances to customers	179,087	154,002	148,826
Stage 1 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(159,355)	(145,837)	(138,896)
Allowance account for credit losses of financial assets	1,729	1,552	1,316
Loans and advances to customers	157,627	144,285	137,580
Stage 1 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(378,104)	(336,533)	(321,528)
Allowance account for credit losses of financial assets	2,389	2,087	2,014
Loans and advances to customers	375,715	334,446	319,513
Stage 2 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(125)	(164)	(302)
Allowance account for credit losses of financial assets	7	12	11
Loans and advances to customers	118	152	291
Stage 2 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(471)	(187)	(238)
Allowance account for credit losses of financial assets	5	4	12
Loans and advances to customers	467	183	226
Stage 2 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(12,780)	(15,299)	(15,087)
Allowance account for credit losses of financial assets	636	795	991
Loans and advances to customers	12,143	14,503	14,096
Stage 2 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(18,396)	(22,286)	(17,941)
Allowance account for credit losses of financial assets	1,199	1,214	925
Loans and advances to customers	17,197	21,071	17,017
Stage 2 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(31,772)	(37,935)	(33,568)
Allowance account for credit losses of financial assets	1,847	2,026	1,938
Loans and advances to customers	29,925	35,909	31,629
Stage 3 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(26)	(25)	(38)
Allowance account for credit losses of financial assets	8	7	11
Loans and advances to customers	18	18	27
Stage 3 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(12)	(12)	(17)
Allowance account for credit losses of financial assets	9	7	10
Loans and advances to customers	4	6	6
Stage 3 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(5,014)	(5,520)	(6,340)
Allowance account for credit losses of financial assets	2,859	2,962	3,829
Loans and advances to customers	2,156	2,558	2,511
Stage 3 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(9,158)	(8,886)	(7,098)
Allowance account for credit losses of financial assets	4,499	4,180	3,434
Loans and advances to customers	4,659	4,706	3,663
Stage 3 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(14,211)	(14,444)	(13,493)
Allowance account for credit losses of financial assets	7,374	7,156	7,284
Loans and advances to customers	€ 6,837	€ 7,287	€ 6,208

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3